STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 20.4%
Boeing Co. (a)	3,549	$529,901
BWX Technologies, Inc.	4,867	592,557
General Dynamics Corp.	1,400	408,254
General Electric Co.	6,063	1,041,502
HEICO Corp.	231	56,583
HEICO Corp. - Class A	421	80,836
Howmet Aerospace, Inc.	2,358	235,140
L3Harris Technologies, Inc.	1,101	272,465
Lockheed Martin Corp.	1,375	750,819
Northrop Grumman Corp.	760	386,855
RTX Corp.	7,710	932,833
TransDigm Group, Inc.	305	397,202
		5,684,947

Agricultural & Farm Machinery - 10.2%
CNH Industrial NV	19,125	214,773
Deere & Co.	5,997	2,426,926
Toro Co.	2,435	195,969
		2,837,668

Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	3,722	145,567
Ingredion, Inc.	1,537	204,052
		349,619

Coal & Consumable Fuels - 6.4%
Cameco Corp.	22,997	1,201,754
Centrus Energy Corp. - Class A (a)	736	76,404
Denison Mines Corp. (a)	47,485	99,925
Energy Fuels, Inc. (a)	8,337	50,357
NexGen Energy Ltd. (a)	27,769	204,226
Uranium Energy Corp. (a)	21,444	159,115
		1,791,781

Copper - 4.7%
First Quantum Minerals Ltd. (a)	12,562	162,309
Freeport-McMoRan, Inc.	25,610	1,152,962
		1,315,271

Diversified Metals & Mining - 0.6%
Ivanhoe Mines Ltd. - Class A (a)	12,822	169,536

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Electric Utilities - 15.8%
Constellation Energy Corp.	16,753	$4,405,369

Fertilizers & Agricultural Chemicals - 8.1%
CF Industries Holdings, Inc.	4,276	351,616
Corteva, Inc.	15,957	972,100
FMC Corp.	2,917	189,576
Mosaic Co.	7,529	201,476
Nutrien Ltd.	11,530	549,773
		2,264,541

Gold - 13.1%
Agnico Eagle Mines Ltd.	8,578	740,406
Barrick Gold Corp.	31,058	600,259
Franco-Nevada Corp.	3,443	457,023
Kinross Gold Corp.	22,095	222,957
Newmont Corp.	20,644	938,063
Royal Gold, Inc.	1,181	172,497
Wheaton Precious Metals Corp.	8,046	531,353
		3,662,558

Heavy Electrical Equipment - 0.3%
NuScale Power Corp. (a)	3,744	71,660

Integrated Oil & Gas - 10.7%
Chevron Corp.	6,582	979,533
Exxon Mobil Corp.	17,197	2,008,266
		2,987,799

Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	5,447	218,261

Oil & Gas Exploration & Production - 3.7%
Canadian Natural Resources Ltd.	8,020	272,738
ConocoPhillips	4,503	493,259
EOG Resources, Inc.	2,197	267,946
		1,033,943

Oil & Gas Refining & Marketing - 1.4%
Marathon Petroleum Corp.	1,323	192,457
Phillips 66	1,647	200,637
		393,094

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 2.1%
Enbridge, Inc.	8,378	$338,406
Williams Cos., Inc.	4,682	245,196
		583,602
TOTAL COMMON STOCKS (Cost $26,297,343)		27,769,649

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.78% (b)	135,349	135,349
TOTAL SHORT-TERM INVESTMENTS (Cost $135,349)		135,349

TOTAL INVESTMENTS - 100.0% (Cost $26,432,692)		$27,904,998
Other Assets in Excess of Liabilities - 0.0% (c)		2,052
TOTAL NET ASSETS - 100.0%		$27,907,050

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE NATURAL RESOURCES AND SECURITY ETF

Strive Natural Resources and Security ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$27,769,649	$—	$—	$27,769,649
Money Market Funds	135,349	—	—	135,349
Total Investments in Securities	$27,904,998	$—	$—	$27,904,998
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive Natural Resources and Security ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.